Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following table summarized the components of gross and net intangible asset balances as of December 31, 2014 and December 31, 2013 (in millions):

		December 31, 2014			December 31, 2013
	Weighted - Average Remaining Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	10	$6.7	$0.7	$6.0	$6.7	$0.1	$6.6
Trade name	4	1.2	0.3	0.9	1.2	—	1.2
Total		$7.9	$1.0	$6.9	$7.9	$0.1	$7.8